Stock Options (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Stock Options (Tables)
Schedule of stock options plan
	Number of Options Shares	Exercise Price Range Per Share	Weighted Average Exercise Price
Balance, January 1, 2022	83,133,001	0.005- 1,121,250,000	$0.0274
Granted	-	-	-
Exercised	-	-	-
Expired	-	-	-
Balance outstanding, March 31, 2022	83,133,001	$0.005- 1,121,250,000	$0.0274
Balance exercisable, March 31, 2022	53,433,547	$0.005- 1,121,250,000	$0.0274

	Number of Options Shares	Exercise Price Range Per Share	Weighted Average Exercise Price
Balance, January 1, 2020	633,001	$2.05-1,121,250,000	$2.93

Granted	57,500,000	0.0005	0.0005
Exercised	-	-	-
Expired	-	-	-
Balance, December 31, 2020	58,133,001	0.0005-1,121,250,000	0.03704

Granted	67,500,000	0.005-0.0375	0.0104
Exercised	(42,500,000)	-	-
Expired	-	-	-
Balance outstanding, December 31, 2021	83,133,001	$0.005-1,121,250,000	$0.0274
Balance exercisable, December 31, 2021	20,236,826	$0.005-1,121,250,000	$0.0274

Schedule of stock option outstanding and exercisable
	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number Outstanding	Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable	Average Remaining Contractual Life (in years)	Weighted Average Exercise Price

$1,121,250,000	1	2	$1,121,250,000	1	1	$1,121,250,000
$2.85	126,000	7	2.85	126,000	6	2.85
$3.125	392,000	6	3.125	392,000	5	3.125
$2.05	115,000	9	2.05	115,000	8	2.05
$0.0375	65,000,000	10	0.0375	36,748,634	10	0.0375
$0.005	17,500,000	10	0.005	16,051,912	10	0.005
$0.005 – 1,121,250,000	83,133,001	6.8	$0.03704	53,433,547	6.8	$0.0274

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number Outstanding	Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable	Average Remaining Contractual Life (in years)	Weighted Average Exercise Price

$1,121,250,000	1	2	$1,121,250,000	1	1	$1,121,250,000
$2.85	126,000	7	2.85	126,000	6	2.85
$3.125	392,000	6	3.125	392,000	5	3.125
$2.05	115,000	9	2.05	115,000	8	2.05
$0.0375	65,000,000		0.0375	3,551,913	10	0.0375
$0.005	17,500,000	10	0.005	16,051,912	10	0.005
$0.005 – 1,121,250,000	83,133,001	6.8	$0.03704	20,236,826	6.8	$0.0274